Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

Note 14. Provisions

	January 1,			December 31,
(in thousands of euros)	2021	Additions	Reversals/reclasses	2021
CIR 2013-2015	1,497	—	(1,497)	—
CIR 2017	880	—	(880)	—
Long‑term provisions	2,377	—	(2,377)	—
Payroll taxes 2016-2018	130	51	—	180
Short‑term provisions	130	51	—	180
Total Provisions	2,507	51	(2,377)	180

(in thousands of euros)	January 1, 2022	Additions	Reversals/reclasses	December 31, 2022
Long‑term provisions	—	—	—	—
Payroll taxes 2016-2018	180	—	(180)	—
Short‑term provisions	180	—	(180)	—
Total Provisions	180	—	(180)	—

	January 1,			December 31,
(in thousands of euros)	2023	Additions	Reversals/reclasses	2023
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—

Provisions booked at January 1, 2022 relate to the late payment penalties as a result of the tax audit carried out on payroll taxes 2016- 2017.

The reversal of provisions for the period is due to the receipt of two formal notices from the tax authorities concerning late payments penalties on the tax audit carried out on the CIR and payroll taxes.

The settlements of the CIR and payroll tax disputes is described in Note 16.2 – Other current liabilities.

Provisions booked at December 31, 2021 were related to:

-

The CIR risk and payroll taxes risk pursuant to the tax audit carried out by the French tax authority in July 2016 for the years ended December 31, 2013, 2014 and 2015 (long term for CIR risk and short term for payroll taxes risk);

-	In September 2019, a tax adjustment risk regarding payroll taxes for the years ended December 31, 2016, 2017 and 2018; and
-	The CIR risk for the year ended December 31, 2017 in connection with the partial reimbursement received in December 2019.